Financial and capital risk management - Sensitivity analysis of derivative financial instruments (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Scenario I
Derivative financial instruments.
Percentage of deterioration of risk variables	25.00%
Scenario II
Derivative financial instruments.
Percentage of deterioration of risk variables	50.00%
CDI vs. US$ fixed rate swap
Derivative financial instruments.
Fair value of liabilities	$ (368)	$ (473)
CDI vs. US$ fixed rate swap | R$ depreciation | Probable
Derivative financial instruments.
Fair value of liabilities	(368)
CDI vs. US$ fixed rate swap | R$ depreciation | Scenario I
Derivative financial instruments.
Fair value of liabilities	(900)
CDI vs. US$ fixed rate swap | R$ depreciation | Scenario II
Derivative financial instruments.
Fair value of liabilities	(1,433)
CDI vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Probable
Derivative financial instruments.
Fair value of liabilities	(368)
CDI vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(396)
CDI vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(425)
CDI vs. US$ fixed rate swap | Brazilian interest rate increase | Probable
Derivative financial instruments.
Fair value of liabilities	(368)
CDI vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(402)
CDI vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(437)
TJLP vs. US$ fixed rate swap
Derivative financial instruments.
Fair value of liabilities	(134)	(163)
TJLP vs. US$ fixed rate swap | R$ depreciation | Probable
Derivative financial instruments.
Fair value of liabilities	(134)
TJLP vs. US$ fixed rate swap | R$ depreciation | Scenario I
Derivative financial instruments.
Fair value of liabilities	(236)
TJLP vs. US$ fixed rate swap | R$ depreciation | Scenario II
Derivative financial instruments.
Fair value of liabilities	(338)
TJLP vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Probable
Derivative financial instruments.
Fair value of liabilities	(134)
TJLP vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(137)
TJLP vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(140)
TJLP vs. US$ fixed rate swap | Brazilian interest rate increase | Probable
Derivative financial instruments.
Fair value of liabilities	(134)
TJLP vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(145)
TJLP vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(155)
TJLP vs. US$ fixed rate swap | TJLP interest rate decrease | Probable
Derivative financial instruments.
Fair value of liabilities	(134)
TJLP vs. US$ fixed rate swap | TJLP interest rate decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(141)
TJLP vs. US$ fixed rate swap | TJLP interest rate decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(149)
R$ fixed rate vs. US$ fixed rate swap
Derivative financial instruments.
Fair value of liabilities	62	(111)
R$ fixed rate vs. US$ fixed rate swap | R$ depreciation | Probable
Derivative financial instruments.
Fair value of assets	62
R$ fixed rate vs. US$ fixed rate swap | R$ depreciation | Scenario I
Derivative financial instruments.
Fair value of liabilities	(246)
R$ fixed rate vs. US$ fixed rate swap | R$ depreciation | Scenario II
Derivative financial instruments.
Fair value of liabilities	(553)
R$ fixed rate vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Probable
Derivative financial instruments.
Fair value of assets	62
R$ fixed rate vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario I
Derivative financial instruments.
Fair value of assets	53
R$ fixed rate vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario II
Derivative financial instruments.
Fair value of assets	45
R$ fixed rate vs. US$ fixed rate swap | Brazilian interest rate increase | Probable
Derivative financial instruments.
Fair value of assets	62
R$ fixed rate vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario I
Derivative financial instruments.
Fair value of assets	19
R$ fixed rate vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(21)
IPCA vs. US$ fixed rate swap
Derivative financial instruments.
Fair value of liabilities	(90)	$ (173)
IPCA vs. US$ fixed rate swap | R$ depreciation | Probable
Derivative financial instruments.
Fair value of liabilities	(90)
IPCA vs. US$ fixed rate swap | R$ depreciation | Scenario I
Derivative financial instruments.
Fair value of liabilities	(199)
IPCA vs. US$ fixed rate swap | R$ depreciation | Scenario II
Derivative financial instruments.
Fair value of liabilities	(307)
IPCA vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Probable
Derivative financial instruments.
Fair value of liabilities	(90)
IPCA vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(96)
IPCA vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(103)
IPCA vs. US$ fixed rate swap | Brazilian interest rate increase | Probable
Derivative financial instruments.
Fair value of liabilities	(90)
IPCA vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(109)
IPCA vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(127)
IPCA vs. US$ fixed rate swap | IPCA index decrease | Probable
Derivative financial instruments.
Fair value of liabilities	(90)
IPCA vs. US$ fixed rate swap | IPCA index decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(101)
IPCA vs. US$ fixed rate swap | IPCA index decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(112)
IPCA vs. CDI swap | Brazilian interest rate increase | Probable
Derivative financial instruments.
Fair value of assets	49
IPCA vs. CDI swap | Brazilian interest rate increase | Scenario I
Derivative financial instruments.
Fair value of assets	46
IPCA vs. CDI swap | Brazilian interest rate increase | Scenario II
Derivative financial instruments.
Fair value of assets	44
IPCA vs. CDI swap | IPCA index decrease | Probable
Derivative financial instruments.
Fair value of assets	49
IPCA vs. CDI swap | IPCA index decrease | Scenario I
Derivative financial instruments.
Fair value of assets	47
IPCA vs. CDI swap | IPCA index decrease | Scenario II
Derivative financial instruments.
Fair value of assets	45
US$ floating rate vs. US$ fixed rate swap | US$ Libor decrease | Probable
Derivative financial instruments.
Fair value of assets	1
US$ floating rate vs. US$ fixed rate swap | US$ Libor decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(4)
US$ floating rate vs. US$ fixed rate swap | US$ Libor decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(10)
Protected item: Libor US$ indexed debt | US$ Libor decrease | Scenario I
Derivative financial instruments.
Fair value of assets	4
Protected item: Libor US$ indexed debt | US$ Libor decrease | Scenario II
Derivative financial instruments.
Fair value of assets	10
NDF | R$ depreciation | Probable
Derivative financial instruments.
Fair value of assets	122
NDF | R$ depreciation | Scenario I
Derivative financial instruments.
Fair value of liabilities	(166)
NDF | R$ depreciation | Scenario II
Derivative financial instruments.
Fair value of liabilities	(454)
NDF | US$ interest rate inside Brazil decrease | Probable
Derivative financial instruments.
Fair value of assets	122
NDF | US$ interest rate inside Brazil decrease | Scenario I
Derivative financial instruments.
Fair value of assets	116
NDF | US$ interest rate inside Brazil decrease | Scenario II
Derivative financial instruments.
Fair value of assets	110
NDF | Brazilian interest rate increase | Probable
Derivative financial instruments.
Fair value of assets	122
NDF | Brazilian interest rate increase | Scenario I
Derivative financial instruments.
Fair value of assets	93
NDF | Brazilian interest rate increase | Scenario II
Derivative financial instruments.
Fair value of assets	66
Protected item: R$ denominated debt linked to IPCA | IPCA index decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(47)
Protected item: R$ denominated debt linked to IPCA | IPCA index decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(45)
Fuel oil protection - Options | Price input decrease | Probable
Derivative financial instruments.
Fair value of assets	48
Fuel oil protection - Options | Price input decrease | Scenario I
Derivative financial instruments.
Fair value of assets	18
Fuel oil protection - Options | Price input decrease | Scenario II
Derivative financial instruments.
Fair value of assets	14
Protected item: Part of costs linked to fuel oil prices | Price input decrease | Scenario I
Derivative financial instruments.
Fair value of assets	18
Protected item: Part of costs linked to fuel oil prices | Price input decrease | Scenario II
Derivative financial instruments.
Fair value of assets	14
Forward Freight Agreement | Freight price decrease | Probable
Derivative financial instruments.
Fair value of assets	15
Forward Freight Agreement | Freight price decrease | Scenario I
Derivative financial instruments.
Fair value of assets	5
Forward Freight Agreement | Freight price decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(4)
Protected item: Part of costs linked to maritime freight prices | Freight price decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(5)
Protected item: Part of costs linked to maritime freight prices | Freight price decrease | Scenario II
Derivative financial instruments.
Fair value of assets	4
Protected item: Part of nickel revenues with fixed prices | Nickel price decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(2)
Protected item: Part of nickel revenues with fixed prices | Nickel price decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(5)
Nickel sales fixed price protection - Forwards | Nickel price decrease | Probable
Derivative financial instruments.
Fair value of assets	1
Nickel sales fixed price protection - Forwards | Nickel price decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(2)
Nickel sales fixed price protection - Forwards | Nickel price decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(5)
Nickel Revenue Hedging Program - Option | Nickel price increase | Probable
Derivative financial instruments.
Fair value of liabilities	(38)
Nickel Revenue Hedging Program - Option | Nickel price increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(160)
Nickel Revenue Hedging Program - Option | Nickel price increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(297)
Protected item: Part of nickel future revenues | Nickel price increase | Scenario I
Derivative financial instruments.
Fair value of assets	160
Protected item: Part of nickel future revenues | Nickel price increase | Scenario II
Derivative financial instruments.
Fair value of assets	297
Palladium Revenue Hedging Program - Options | Palladium price increase | Probable
Derivative financial instruments.
Fair value of assets	4
Palladium Revenue Hedging Program - Options | Palladium price increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(23)
Palladium Revenue Hedging Program - Options | Palladium price increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(56)
Protected item: Part of palladium future revenues | Palladium price increase | Scenario I
Derivative financial instruments.
Fair value of assets	23
Protected item: Part of palladium future revenues | Palladium price increase | Scenario II
Derivative financial instruments.
Fair value of assets	56
Thermal Coal Revenue Hedging Program - Option | Thermal coal price increase | Probable
Derivative financial instruments.
Fair value of liabilities	(11)
Thermal Coal Revenue Hedging Program - Option | Thermal coal price increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(40)
Thermal Coal Revenue Hedging Program - Option | Thermal coal price increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(69)
Thermal Coal Revenue Hedging Program Protected item: Part of thermal coal future revenue | Thermal coal price increase | Scenario I
Derivative financial instruments.
Fair value of assets	40
Thermal Coal Revenue Hedging Program Protected item: Part of thermal coal future revenue | Thermal coal price increase | Scenario II
Derivative financial instruments.
Fair value of assets	69
Option - SPCs | SPCs stock value decrease | Probable
Derivative financial instruments.
Fair value of assets	15
Option - SPCs | SPCs stock value decrease | Scenario I
Derivative financial instruments.
Fair value of assets	5
Embedded derivatives - Raw material purchase (nickel) | Nickel price increase | Probable
Derivative financial instruments.
Fair value of liabilities	(3)
Embedded derivatives - Raw material purchase (nickel) | Nickel price increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(19)
Embedded derivatives - Raw material purchase (nickel) | Nickel price increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(34)
Embedded derivatives - Raw material purchase (copper) | Copper price increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(3)
Embedded derivatives - Raw material purchase (copper) | Copper price increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(6)
Embedded derivatives - Gas purchase | Pellet price increase | Probable
Derivative financial instruments.
Fair value of liabilities	(4)
Embedded derivatives - Gas purchase | Pellet price increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(8)
Embedded derivatives - Gas purchase | Pellet price increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(13)
Embedded derivatives - Guaranteed minimum return (VLI) | SPCs stock value decrease | Probable
Derivative financial instruments.
Fair value of liabilities	(5)
Embedded derivatives - Guaranteed minimum return (VLI) | SPCs stock value decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(61)
Embedded derivatives - Guaranteed minimum return (VLI) | SPCs stock value decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	$ (287)